Allowance for Loan Losses, TDR Activity (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) Loans	Dec. 31, 2014 USD ($)
TDR activity [Roll Forward]
Beginning balance	$ 5,432	$ 3,236
New TDRs	0	2,204
Charge-offs post-modification	0	0
Transferred to ORE	0	0
Paydowns	(14)	(8)
Construction to permanent financing	0	0
Restructured to market terms	0	0
Ending balance	$ 5,418	5,432
1- 4 Family [Member]
TDR activity [Roll Forward]
Number of contract | Loans	1
Troubled debt restructured lending relationship that subsequently defaulted	$ 1,700
Real Estate [Member]
TDR activity [Roll Forward]
Beginning balance	5,432	3,236
New TDRs	0	2,204
Charge-offs post-modification	0	0
Transferred to ORE	0	0
Paydowns	(14)	(8)
Construction to permanent financing	0	0
Restructured to market terms	0	0
Ending balance	5,418	5,432
Real Estate [Member] | Construction & Land Development [Member]
TDR activity [Roll Forward]
Beginning balance	0	0
New TDRs	0	0
Charge-offs post-modification	0	0
Transferred to ORE	0	0
Paydowns	0	0
Construction to permanent financing	0	0
Restructured to market terms	0	0
Ending balance	0	0
Real Estate [Member] | Farmland [Member]
TDR activity [Roll Forward]
Beginning balance	0	0
New TDRs	0	0
Charge-offs post-modification	0	0
Transferred to ORE	0	0
Paydowns	0	0
Construction to permanent financing	0	0
Restructured to market terms	0	0
Ending balance	0	0
Real Estate [Member] | 1- 4 Family [Member]
TDR activity [Roll Forward]
Beginning balance	1,752	0
New TDRs	0	1,752
Charge-offs post-modification	0	0
Transferred to ORE	0	0
Paydowns	(7)	0
Construction to permanent financing	0	0
Restructured to market terms	0	0
Ending balance	1,745	1,752
Real Estate [Member] | Multifamily [Member]
TDR activity [Roll Forward]
Beginning balance	0	0
New TDRs	0	0
Charge-offs post-modification	0	0
Transferred to ORE	0	0
Paydowns	0	0
Construction to permanent financing	0	0
Restructured to market terms	0	0
Ending balance	0	0
Real Estate [Member] | Non-Farm Non-Residential [Member]
TDR activity [Roll Forward]
Beginning balance	3,680	3,236
New TDRs	0	452
Charge-offs post-modification	0	0
Transferred to ORE	0	0
Paydowns	(7)	(8)
Construction to permanent financing	0	0
Restructured to market terms	0	0
Ending balance	3,673	3,680
Non-Real Estate [Member]
TDR activity [Roll Forward]
Beginning balance	0	0
New TDRs	0	0
Charge-offs post-modification	0	0
Transferred to ORE	0	0
Paydowns	0	0
Construction to permanent financing	0	0
Restructured to market terms	0	0
Ending balance	0	0
Non-Real Estate [Member] | Agricultural [Member]
TDR activity [Roll Forward]
Beginning balance	0	0
New TDRs	0	0
Charge-offs post-modification	0	0
Transferred to ORE	0	0
Paydowns	0	0
Construction to permanent financing	0	0
Restructured to market terms	0	0
Ending balance	0	0
Non-Real Estate [Member] | Commercial and Industrial [Member]
TDR activity [Roll Forward]
Beginning balance	0	0
New TDRs	0	0
Charge-offs post-modification	0	0
Transferred to ORE	0	0
Paydowns	0	0
Construction to permanent financing	0	0
Restructured to market terms	0	0
Ending balance	0	0
Non-Real Estate [Member] | Consumer and Other [Member]
TDR activity [Roll Forward]
Beginning balance	0	0
New TDRs	0	0
Charge-offs post-modification	0	0
Transferred to ORE	0	0
Paydowns	0	0
Construction to permanent financing	0	0
Restructured to market terms	0	0
Ending balance	$ 0	$ 0